                                                               SEMIANNUAL REPORT


                                                November 16, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Financial Services Growth Fund Inc. and the PaineWebber Utility Income Fund for the six-month period ended September 30, 1998.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
[LOGO]
The market environment was extremely volatile over the six-month period. Adverse developments in Russia's financial and political systems spread to other emerging markets, particularly Brazil and Venezuela. Concerns over the impact of a global recession on corporate earnings caused the U.S. stock market, as measured by the S&P 500 Index, to lose 6.93% for the six-month period. Fears about exposure to over-leveraged hedge funds and to emerging markets led to a sell-off in financial-services stocks. The S&P Financial Index lost 18.84% for the period. Utility stocks, as measured by the S&P Utility Index, provided some relief from the downturn, gaining 5.90% for the period.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
[LOGO] PAINEWEBBER FINANCIAL SERVICES GROWTH FUND

        Performance--The Fund's total return consists of the net asset value change with dividends reinvested. For the six-month period ended September 30, 1998, without deducting sales charges, Class A shares lost 15.61%, Class B shares lost 15.94%, Class C shares lost 15.94% and Class Y shares lost 15.52%.

        The Fund's total return may be lower for shareowners who purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 19.41%, Class B shares lost 20.14% and Class C shares lost 16.78%. Class Y shares are not subject to sales charges.

        Portfolio Highlights--While financial services stocks suffered across the board during the period, the Fund performed better than most of its competitors due to its:

 . Long-term strategy to diversify broadly within the financial services sector
 . Emphasis on quality companies, as the sector experienced a "flight to quality" . Relatively small positions in companies with large global exposure.

        The Fund's discipline continues to incorporate fundamental analysis, economic and demographic trends, and assessments of earnings potential. We took advantage of the market's volatility to increase our exposure to companies with

                PAINEWEBBER
                FINANCIAL SERVICES GROWTH FUND INC.
                FUND PROFILE

[RIGHT ARROW]   Goal:
                Long-term capital
                appreciation

[RIGHT ARROW]   Portfolio Manager:
                Karen L. Finkel,
                Mitchell Hutchins
                Asset Management
                Inc.

[RIGHT ARROW]   Total Net Assets:
                $474.2 million as of
                September 30, 1998

[RIGHT ARROW]   Dividend Payments:
                Annually

SEMIANNUAL REPORT



PAINEWEBBER
FINANCIAL
SERVICES
GROWTH FUND
INC

Top Five Sectors
September 30, 1998/1/

Insurance 30.9%

Regional Banks 30.0%

Misc. Financial
Services 12.2%

Thrifts 7.5%

Real Estate 5.5%



strong top-line growth and high earnings visibility. We increased positions in Wachovia (1.6%)/1/ and Exel (1.6%), two of the new purchases that were highlighted in the March 31, 1998 annual report.

        We moved away from those areas that we consider vulnerable to downside earnings surprises, mainly due to the global crises, including the multinational banks and other companies heavily dependent on capital markets revenues. We continue to like specialty insurers, certain regional banks and companies that are benefiting from favorable mortgage and housing trends, such as Federal National Mortgage Association (1.8%), Federal Home Loan Mortgage Corp. (1.6%) and Countrywide Credit Industries Inc. (1.2%).

        Going Forward--Consolidation in the financial services industry is taking many new forms, with mergers now seen between companies once perceived as unlikely candidates, and with previously limiting factors such as geographic separation no longer an impediment. We believe consolidation will reduce competition, benefiting those firms that remain, and may benefit shareholders of the better-managed companies in which the Fund invests. In the near term, we are looking to invest in companies that seemed too expensive before the market correction, as well as companies that we believe are unlikely to suffer reduced earnings in the wake of global economic uncertainty.




PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

Top Ten Holdings, September 30, 1998/1/
------------------------------------------------------
Life Re Corp.                                      2.1%
Federal National Mortgage Association              1.8
Ambac Financial Group Inc.                         1.7
Associates First Capital Corp.                     1.7
Enhance Financial Services Group Inc.              1.7
Wachovia Corp.                                     1.6
Exel Ltd.                                          1.6
Fleet Financial Group, Inc.                        1.6
Dime Bancorp. Inc.                                 1.6
Everest Reinsurance Holdings Inc.                  1.6
------------------------------------------------------


/1/ All weightings represent percentages of net assets as of September 30, 1998. The Fund is actively managed and all weightings are subject to change.

                                                               SEMIANNUAL REPORT

--------------------------------------------------------------------------------
PAINEWEBBER UTILITY INCOME FUND


        Performance--The Fund's total return consists of the net asset value change with dividends reinvested. For the six-month period ended September 30, 1998, without deducting sales charges, Class A shares lost 1.00%, Class B shares lost 1.38% and Class C shares lost 1.43%. Class Y shares commenced issuance on September 10, 1998; for that 20-day period they gained 7.84%.

        The Fund's total return may be lower for shareowners who purchased or redeemed shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 5.46%, Class B shares lost 6.25% and Class C shares lost 2.40%. Class Y shares are not subject to sales charges.

        Portfolio Highlights--While the market was volatile during the period, the Fund was bolstered by its high-dividend-yield stocks. All share classes outperformed the S&P 500 Index for the six-month period ended September 30, 1998. As of September 30, the Fund's portfolio consisted of 83.5% stocks, 10.9% bonds and 5.6% cash and cash equivalents./1/

        As the period began, electric utilities stocks represented the Fund's biggest sector weighting at 35.1% of net assets. During the period we increased this weighting to 42.8%, and it remained the Fund's biggest weighting at period-end. We like the electric utilities sector for the wide range of investment options it offers as companies pursue different business strategies in response to deregulation. After solid price gains during the quarter some of our holdings are trading at the upper end of their ranges relative to the S&P 500 Index. We intend to pare these fully valued stocks and increase those that we believe could make further price gains.

        Telecommunications (21.7%) is another of our favorite sectors for its predictable, visible earnings, high dividend yields and manageable exposure to non-U.S. markets. The regional Bell companies are expanding into long distance, Internet access, data transmission, toll-free numbers and call-waiting. These services are highly profitable and are becoming mainstays of the business world. The telecommunications industry also is consolidating, and shareholders may benefit from this trend.

        When prices of gas utilities dipped in the latter part of the period, we took advantage of the bargains to acquire good names among the pipeline companies. Additions to the Fund's holdings included Coastal Corp. (1.7%), El Paso Energy Co. (1.9%) and Columbia Energy (1.7%). At period-end the Fund's gas utility weighting was 9.5%. During the period, we sold most of the Fund's real estate investment trust (REIT) positions as we saw little near-term potential for them.

        Going Forward--Consolidation is exerting a strong impact on the utility sector. As companies compete for market share and expand into new businesses, productivity and management skill become increasingly important. We believe the Fund is well positioned to benefit from this trend, and we do not expect to change its portfolio significantly over the near term.



                PAINEWEBBER UTILITY
                INCOME FUND
                FUND PROFILE

[RIGHT ARROW]   Goal:
                Current income and
                capital appreciation

[RIGHT ARROW]   Portfolio Managers:
                Karen L. Finkel,
                Julieanna M. Berry
                and James F. Keegan,
                Mitchell Hutchins
                Asset Management
                Inc.

[RIGHT ARROW]   Total Net Assets:
                $34.7 million as of
                September 30, 1998

[RIGHT ARROW]   Dividend Payments:
                Quarterly



        PAINEWEBBER
        UTILITY INCOME
        FUND

        Asset Allocation
        September 30, 1998/1/


        Stocks          83.5%
        Bonds           10.9%
        Cash             5.6%

SEMIANNUAL REPORT


PAINEWEBBER
UTILITY INCOME
FUND

Top Five Stock Holdings
September 30, 1998/1/

American Water
Works Co. Inc. 2.7%

BellSouth Corp. 2.4%

Carolina Power
and Light 2.4%

PECO Energy 2.4%

FPL Group 2.3%



        Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

        For a quarterly Fund Profile on PaineWebber Financial Services Growth Fund, PaineWebber Utility Income Fund or another fund in the PaineWebber Family of Funds,2 please contact your investment executive.

Sincerely,


/s/ MARGO ALEXANDER                             /s/ KAREN L. FINKEL

MARGO ALEXANDER                                 KAREN L. FINKEL
President,                                      Senior Vice President
Mitchell Hutchins Asset Management Inc.         Mitchell Hutchins Asset
                                                Management, Inc.
                                                Portfolio Manager,
                                                PaineWebber Financial Services
                                                Growth Fund, Inc. and
                                                PaineWebber Utility Income Fund


/s/ JAMES F. KEEGAN                             /s/ JULIEANNA M. BERRY

JAMES F. KEEGAN                                 JULIEANNA M. BERRY
Senior Vice President                           First Vice President
Mitchell Hutchins Asset Management Inc.         Mitchell Hutchins Asset
                                                Management Inc.
                                                Portfolio Manager, PaineWebber
                                                Utility Income Fund
                                                Portfolio Manager,
                                                PaineWebber Utility Income Fund


This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended September 30, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

/1/ All weightings represent percentages of net assets as of September 30, 1998. The Fund is actively managed and all weightings are subject to change.

/2/ Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                09/30/98 03/31/98 09/30/97 ENDED 09/30/98 ENDED 09/30/98
------------------------------------------------------------------------
Class A Shares   $28.32   $33.56   $30.52      (1.67)%        (15.61)%
------------------------------------------------------------------------
Class B Shares    27.42    32.62    29.70      (2.43)         (15.94)
------------------------------------------------------------------------
Class C Shares    27.37    32.56    29.66      (2.41)         (15.94)
------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS DIVIDENDS  TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
---------------------------------------------------------------------
05/22/86-12/31/86    $9.25    $8.31      --          --      (10.16)%
---------------------------------------------------------------------
1987                  8.31     6.88    $0.2265     $0.3703   (11.05)
---------------------------------------------------------------------
1988                  6.88     7.70      --         0.2375    15.38
---------------------------------------------------------------------
1989                  7.70     9.08      --         0.2900    21.71
---------------------------------------------------------------------
1990                  9.08     7.73      --         0.2410   (12.33)
---------------------------------------------------------------------
1991                  7.73    12.55      --         0.2070    65.37
---------------------------------------------------------------------
1992                 12.55    17.38      --         0.0237    38.68
---------------------------------------------------------------------
1993                 17.38    17.22     1.8425      0.0820    10.32
---------------------------------------------------------------------
1994                 17.22    15.68     1.2660      0.1345    (0.75)
---------------------------------------------------------------------
1995                 15.68    20.57     2.2099      0.2942    47.46
---------------------------------------------------------------------
1996                 20.57    22.80     3.3870      0.2300    28.96
---------------------------------------------------------------------
1997                 20.80    31.24     1.5895      0.2068    45.20
---------------------------------------------------------------------
01/01/98-09/30/98    31.24    28.32      --          --       (9.35)
---------------------------------------------------------------------
                       Totals:        $10.5214     $2.3170
---------------------------------------------------------------------
                   CUMULATIVE TOTAL RETURN AS OF 09/30/98:   518.35%
---------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS DIVIDENDS  TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
---------------------------------------------------------------------
07/01/91-12/31/91   $10.24   $12.56      --        $0.0640    23.30%
---------------------------------------------------------------------
1992                 12.56    17.31      --          --       37.82
---------------------------------------------------------------------
1993                 17.31    17.04    $1.8425      0.0571     9.57
---------------------------------------------------------------------
1994                 17.04    15.47     1.2660      0.0344    (1.53)
---------------------------------------------------------------------
1995                 15.47    20.21     2.2099      0.1766    46.36
---------------------------------------------------------------------
1996                 20.21    22.32     3.3870      0.0592    28.00
---------------------------------------------------------------------
1997                 22.32    30.42     1.5895      0.0884    44.10
---------------------------------------------------------------------
01/01/98-09/30/98    30.42    27.42      --          --       (9.86)
---------------------------------------------------------------------
                       Totals:        $10.2949     $0.4797
---------------------------------------------------------------------
                   CUMULATIVE TOTAL RETURN AS OF 09/30/98:   350.24%
---------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
  AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PERFORMANCE RESULTS
                 (CONCLUDED) (UNAUDITED)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ---------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING  DISTRIBUTED    PAID    RETURN/1/
---------------------------------------------------------------------
07/02/92-12/31/92   $14.61   $17.32      --        $0.0359   18.80%
---------------------------------------------------------------------
1993                 17.32    17.03    $1.8425      0.0691    9.52
---------------------------------------------------------------------
1994                 17.03    15.48     1.2660      0.0209   (1.50)
---------------------------------------------------------------------
1995                 15.48    20.21     2.2099      0.1819   46.30
---------------------------------------------------------------------
1996                 20.21    22.29     3.3870      0.0861   27.99
---------------------------------------------------------------------
1997                 22.29    30.37     1.5895      0.0938   44.09
---------------------------------------------------------------------
01/01/98-09/30/98    30.37    27.37      --          --      (9.88)
---------------------------------------------------------------------
                            Totals:   $10.2949     $0.4877
---------------------------------------------------------------------
                   CUMULATIVE TOTAL RETURN AS OF 09/30/98:  211.65%
---------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                                                       % RETURN AFTER
                                                          DEDUCTING
                              % RETURN WITHOUT          MAXIMUM SALES
                                SALES CHARGE               CHARGE
                              ---------------------   ---------------------
                                    CLASS                   CLASS
                              ---------------------   ---------------------
                                 A*     B**    C***      A*     B**    C***
-----------------------------------------------------------------------------
Twelve Months Ended 09/30/98  (1.67)% (2.43)% (2.41)% (6.10)% (7.04)% (3.33)%
-----------------------------------------------------------------------------
Five Years Ended 09/30/98     18.77   17.87   17.87   17.68   17.67   17.87
-----------------------------------------------------------------------------
Ten Years Ended 09/30/98      20.65     N/A    N/A    20.10     N/A     N/A
-----------------------------------------------------------------------------
Commencement of Operations
 Through 09/30/98+            15.87   23.04   19.94   15.43   23.04   19.94
-----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are May 22, 1986, July 1, 1991 and July 2,
  1992 for Class A, Class B and Class C shares, respectively.


Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended September 30, 1998 and since inception, March 30, 1998 through September 30, 1998, Class Y shares has a total return of (15.52)% and (14.66)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER UTILITY INCOME FUND
PERFORMANCE RESULTS
                 (UNAUDITED)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   09/30/98  03/31/98   09/30/97    ENDED 09/30/98 ENDED 09/30/98
---------------------------------------------------------------------------------
Class A Shares      $13.43    $13.79      $11.75         17.61%         (1.00)%
---------------------------------------------------------------------------------
Class B Shares       13.43     13.79       11.75         16.75          (1.38)
---------------------------------------------------------------------------------
Class C Shares       13.41     13.78       11.74         16.73          (1.43)
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2340          (0.70)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4829          (9.71)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.4662          28.82
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.3530           7.90
---------------------------------------------------------------------------------
1997                 10.56     12.90       --           0.3299          25.75
---------------------------------------------------------------------------------
01/01/98-09/30/98    12.90     13.43       --           0.2928           6.39
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $2.1588
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/98:       66.70%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2010          (1.02)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4169         (10.40)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.3980          27.87
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.2756           7.06
---------------------------------------------------------------------------------
1997                 10.56     12.90       --           0.2427          24.78
---------------------------------------------------------------------------------
01/01/98-09/30/98    12.90     13.43       --           0.2168           5.79
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.7510
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/98:       60.28%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES
                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED       PAID          RETURN/1/
---------------------------------------------------------------------------------
07/02/93-12/31/93   $10.00     $9.70       --          $0.2020          (1.01)%
---------------------------------------------------------------------------------
1994                  9.70      8.28       --           0.4158         (10.41)
---------------------------------------------------------------------------------
1995                  8.28     10.14       --           0.3970          27.86
---------------------------------------------------------------------------------
1996                 10.14     10.56       --           0.2766           7.07
---------------------------------------------------------------------------------
1997                 10.56     12.89       --           0.2459          24.72
---------------------------------------------------------------------------------
01/01/98-09/30/98    12.89     13.41       --           0.2217           5.76
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $1.7590
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 09/30/98:       60.14%
---------------------------------------------------------------------------------

/1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET
  ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALE CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER UTILITY INCOME FUND
PERFORMANCE RESULTS
                 (CONCLUDED) (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURN

                                                          % RETURN AFTER
                                                             DEDUCTING
                                    % RETURN WITHOUT       MAXIMUM SALES
                                      SALES CHARGE            CHARGE
                                    -------------------  -------------------
                                          CLASS                CLASS
                                    -------------------  -------------------
                                       A*    B**   C***     A*    B**   C***
-----------------------------------------------------------------------------
Twelve Months Ended 09/30/98        17.61% 16.75% 16.73% 12.36% 11.75% 15.73%
-----------------------------------------------------------------------------
Five Years Ended 09/30/98           10.07   9.25  9.23    9.07   8.97   9.23
-----------------------------------------------------------------------------
Commencement of Operations Through
 09/30/98+                          10.22   9.40  9.38    9.26   9.27   9.38
-----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance date is July 2, 1993 for Class A, Class B and Class
  C shares.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the period September 10, 1998 (commencement of issuance) through September 30, 1998, Class Y shares had a total return of 7.84%. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1998 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS -- 87.63%
 BUSINESS SERVICES -- 0.66%
   90,000  Sterling Commerce Inc.*...............................   $  3,116,250
                                                                    ------------
 FINANCIAL SERVICES -- 12.15%
   65,000  American Express Co. .................................      5,045,625
  125,000  Associates First Capital Corp. .......................      8,156,250
  200,000  Capital Trust*........................................      1,300,000
   65,000  CCC Information Services Group, Inc.*.................        812,500
  280,000  CIT Group Inc. .......................................      7,175,000
  150,000  Conning Corp. ........................................      1,968,750
  140,000  Countrywide Credit Industries, Inc. ..................      5,827,500
  150,000  Federal Home Loan Mortgage Corp. .....................      7,415,625
  130,000  Federal National Mortgage Association.................      8,352,500
  141,000  Finova Group Inc. ....................................      7,041,187
  200,000  Long Beach Financial Corp. ...........................      1,850,000
   62,500  Morgan Stanley, Dean Witter & Co. ....................      2,691,406
                                                                    ------------
                                                                      57,636,343
                                                                    ------------
 INSURANCE -- 30.92%
  180,000  ACE Ltd. .............................................      5,400,000
  155,000  Allstate Corp. .......................................      6,461,563
  170,000  Ambac Financial Group Inc. ...........................      8,160,000
  112,500  American General Corp. ...............................      7,185,938
   40,000  American International Group Inc. ....................      3,080,000
  170,000  Amerin Corp.*.........................................      3,208,750
  175,000  AmerUs Life Holdings Inc. (1).........................      3,839,063
  110,000  Conseco Inc. .........................................      3,361,875
  265,000  Enhance Financial Services Group Inc. (1).............      7,834,063
  200,000  Everest Reinsurance Holdings Inc. ....................      7,462,500
  107,500  Executive Risk Inc. ..................................      4,844,219
  120,000  Exel Ltd. ............................................      7,560,000
   60,000  Hartford Financial Services Group Inc. ...............      2,846,250
   70,000  Hartford Life Inc. ...................................      2,957,500
  225,000  Horace Mann Educators Corp. ..........................      6,750,000
  110,000  Liberty Financial Companies, Inc. ....................      2,901,250
  110,000  Life Re Corp. ........................................     10,113,125
  116,000  Nationwide Financial Services Inc. ...................      5,270,750
  202,500  Old Republic International Corp. .....................      4,556,250
  200,000  Protective Life Corp. ................................      7,200,000
  125,000  Reinsurance Group of America, Inc. ...................      7,367,187
  170,000  Reliastar Financial Corp. ............................      6,630,000
   60,800  SunAmerica Inc. ......................................      3,708,800
  230,000  Travelers Property Casualty Corp. (1).................      7,345,625

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 INSURANCE (CONCLUDED)
   90,000  Travelers Group Inc. .................................   $  3,375,000
  145,000  UNUM Corp. ...........................................      7,204,687
                                                                    ------------
                                                                     146,624,395
                                                                    ------------
 MONEY CENTER BANKS -- 0.96%
   50,000  Republic New York Corp. ..............................      1,975,000
   60,000  The Chase Manhattan Corp. ............................      2,595,000
                                                                    ------------
                                                                       4,570,000
                                                                    ------------
 REAL PROPERTY -- 5.53%
  110,000  Arden Realty Inc. ....................................      2,454,375
  160,000  Cabot Industrial Trust................................      3,380,000
  175,000  CB Richard Ellis Services Inc.*.......................      3,510,937
  125,000  Carramerica Realty Corp. .............................      2,851,563
  150,000  Excel Legacy Corp.*...................................        435,938
  125,000  Manufactured Home Communitities Inc. .................      3,179,687
  156,000  New Plan Excel Realty Trust Inc. .....................      3,636,750
  125,000  Resource Asset Investment Trust.......................      1,781,250
   60,000  Vornado Realty Trust..................................      1,987,500
  175,000  Westfield America Inc. ...............................      2,996,875
                                                                    ------------
                                                                      26,214,875
                                                                    ------------
 REGIONAL BANKS -- 30.04%
  169,000  Banc One Corp. .......................................      7,203,625
  100,000  BankBoston Corp. .....................................      3,300,000
   65,600  BankNorth Group Inc. .................................      1,918,800
  160,000  BB & T Corp. .........................................      4,790,000
   65,000  CCB Financial Corp. ..................................      6,548,750
   58,593  Chittenden Corp. .....................................      1,757,790
  120,000  Comerica Inc. ........................................      6,577,500
   40,000  Commerce Bancorp, Inc. ...............................      1,582,500
  125,000  Cullen Frost Bankers Inc. ............................      6,031,250
  110,000  Fifth Third Bancorp...................................      6,325,000
   70,000  First American Corp. of Tennessee.....................      2,686,250
  105,000  First Security Corp. .................................      1,758,750
   32,500  First Western Bancorp Inc. ...........................        788,125
  102,000  Fleet Financial Group, Inc. ..........................      7,490,625
  167,375  HUBCO, Inc. (1).......................................      4,247,141
   15,500  M & T Bank Corp. .....................................      7,145,500
   82,500  Marshall and Ilsley Corp. ............................      3,939,375
  125,000  Mellon Bank Corp. ....................................      6,882,812
   75,000  Northern Trust Corp. .................................      5,118,750
  190,000  Norwest Corp. ........................................      6,804,375
   60,774  Old Kent Financial Corp. .............................      1,800,430
   75,000  Seacoast Banking Corp. of Florida.....................      2,231,250
  172,500  SouthTrust Corp. .....................................      6,026,719

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
                 See accompanying notes to financial statements

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS (CONCLUDED)
 REGIONAL BANKS (CONCLUDED)
  101,000  Summit Bancorp, Inc. .................................   $  3,787,500
  155,000  Texas Regional Bankshares Inc. .......................      3,506,875
   90,000  US Bancorp of Oregon, Inc. ...........................      3,200,625
   90,000  Wachovia Corp. .......................................      7,672,500
   12,000  Wells Fargo and Co. ..................................      4,260,000
  100,000  West Coast Bancorp Oregon New.........................      1,675,000
  250,000  Westamerica Bancorporation (1)........................      7,234,375
   55,000  Wilmington Trust Corp. ...............................      2,860,000
  130,000  Zions Bancorporation..................................      5,305,625
                                                                    ------------
                                                                     142,457,817
                                                                    ------------
 THRIFT INSTITUTIONS -- 7.37%
   82,500  Bank United Corp. ....................................      2,954,531
  199,500  Charter One Financial Inc. (1)........................      4,962,563
  295,000  Dime Bancorp Inc. New.................................      7,467,187
   50,000  First Palm Beach Bancorp Inc.* .......................      1,750,000
  150,000  Golden State Bancorp Inc.*............................      2,990,625
  160,000  Greenpoint Financial Corp. ...........................      5,100,000
   57,500  H F Ahmanson & Co. ...................................      3,191,250
  150,000  PBOC Holdings Inc. ...................................      1,650,000
  120,000  Queens County Bancorp Inc. ...........................      3,210,000
   50,000  Washington Mutual, Inc. ..............................      1,687,500
                                                                    ------------
                                                                      34,963,656
                                                                    ------------
 Total Common Stocks (cost -- $381,551,942).......................   415,583,336
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                             --------
 RIGHTS AND WARRANTS -- 0.16%
   20,000  Coast Federal Litigation Contingent Payment Rights.......   $176,250
  135,000  Golden State Bancorp Inc. Litigation Tracking Warrants...    569,531
                                                                       --------
 Total Rights and Warrants (cost -- $770,102)........................   745,781
                                                                       --------

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES
 ---------                                       -------- --------
 REPURCHASE AGREEMENTS -- 11.79%
  $20,000  Repurchase Agreement dated 9/30/98
            with Deutsche Bank, collateralized
            by $12,583,000 U.S. Treasury
            Bonds, 11.750% due 11/15/14 (val-
            ue --$20,400,189); proceeds;
            $20,003,056.......................   10/01/98  5.500%    20,000,000
   20,000  Repurchase Agreement dated 9/30/98
            with State Street Bank & Trust
            Co., collateralized by $16,210,000
            U.S. Treasury Bonds, 7.125% due
            02/15/23 (value -- $20,404,338);
            proceeds; $20,003,028.............   10/01/98  5.450     20,000,000
   15,884  Repurchase Agreement dated 9/30/98
            with JP Morgan Securities, collat-
            eralized by $15,089,000 U.S. Trea-
            sury Notes, 6.250% due 06/30/02
            (value --$16,201,814); proceeds;
            $15,886,316.......................   10/01/98  5.250     15,884,000
                                                                   ------------
 Total Repurchase Agreements (cost --
   $55,884,000)................................                      55,884,000
                                                                   ------------
 Total Investments (cost -- $438,206,044) --
   99.58%......................................                     472,213,117
 Other assets in excess of liabilities --
   0.42%.......................................                       1,997,581
                                                                   ------------
 Net Assets 100.00%............................                    $474,210,698
                                                                   ============

---------
*NON-INCOME PRODUCING SECURITY
(1)SECURITY, OR PORTION THEREOF, WAS ON LOAN AT SEPTEMBER 30, 1998.

PAINEWEBBER UTILITY INCOME FUND
PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1998 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS -- 83.47%
 ELECTRIC UTILITIES -- 42.78%
  11,000   AES Corp.*.............................................   $   407,688
  12,500   Allegheny Energy Inc...................................       394,531
  17,500   BEC Energy.............................................       762,344
  20,000   Baltimore Gas & Electric Co. ..........................       667,500
  18,000   Carolina Power & Light Co..............................       831,375
  15,000   Cilcorp Inc. ..........................................       786,562
  14,000   CMS Energy Corp........................................       609,875
  37,500   DPL Inc. ..............................................       735,937
  20,000   DQE Inc. ..............................................       772,500
   5,000   Duke Energy Corp. .....................................       330,938
  20,000   El Paso Energy Corp. ..................................       648,750
  15,000   Energy East Corp. .....................................       765,000
  15,000   First Energy Corp. ....................................       465,938
  11,500   FPL Group, Inc. .......................................       801,406
  15,000   Illinova Corp. ........................................       430,313
  15,000   Interstate Energy Corp. ...............................       480,937
  15,000   New Century Energies Inc. .............................       730,312
  24,000   NIPSCO Industries Inc. ................................       789,000
  22,500   PECO Energy Co. .......................................       822,656
  30,000   Public Service Co. of New Mexico.......................       665,625
  20,000   Puget Sound Power & Light Co. .........................       555,000
  21,000   SCANA Corp. ...........................................       704,812
  17,500   Sierra Pacific Resources...............................       679,219
                                                                     -----------
                                                                      14,838,218
                                                                     -----------
 ELECTRICAL EQUIPMENT -- 0.36%
   6,000   Global Crossing Ltd.*..................................       125,250
                                                                     -----------
 FINANCIAL SERVICES -- 1.59%
  20,000   Indymac Mortgage Holdings, Inc. .......................       405,000
   9,300   Medallion Financial Corp. .............................       146,475
                                                                     -----------
                                                                         551,475
                                                                     -----------
 GAS UTILITY -- 9.48%
  30,000   AGL Resources Inc. ....................................       581,250
  17,000   Coastal Corp...........................................       573,750
  10,000   Columbia Energy Group..................................       586,250
   7,000   K N Energy Corp. ......................................       358,750

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 GAS UTILITY (CONCLUDED)
  17,500   NICOR Inc. ............................................   $   725,156
  20,000   Public Service Co. of North Carolina...................       462,500
                                                                     -----------
                                                                       3,287,656
                                                                     -----------
 LONG DISTANCE & PHONE COMPANIES -- 17.39%
   8,000   Ameritech Corp. .......................................       379,000
  15,376   Bell Atlantic Corp. ...................................       744,775
  11,000   BellSouth Corp. .......................................       827,750
  15,000   Century Telephone Enterprises, Inc. ...................       708,750
  10,000   GTE Corp. .............................................       550,000
  20,000   ITC Deltacom*..........................................       415,000
  12,463   MCI Worldcom Inc.*.....................................       609,149
  13,500   Qwest Communications International Inc. ...............       422,719
   9,000   SBC Communications Inc. ...............................       399,937
  25,000   Smartalk Teleservices Inc.*............................       185,938
  15,000   US West Inc. ..........................................       786,563
                                                                     -----------
                                                                       6,029,581
                                                                     -----------
 MEDIA -- 0.86%
  10,000   Univision Communications Inc.*.........................       297,500
                                                                     -----------
 REAL PROPERTY -- 8.30%
  20,000   Clarion Commercial Holdings Inc........................       231,250
  27,500   Excel Legacy Corp.*....................................        79,922
  33,000   New Plan Excel Realty Trust Inc. ......................       769,312
   8,500   Starwood Lodging Corp. ................................       259,250
  10,000   Storage USA Inc. ......................................       346,250
  18,000   Sun Communties.........................................       604,125
  10,000   Vornado Realty Trust...................................       331,250
  15,000   Westfield America Inc. ................................       256,875
                                                                     -----------
                                                                       2,878,234
                                                                     -----------
 WATER -- 2.71%
  30,000   American Water Works Co. Inc. .........................       941,250
                                                                     -----------
 Total Common Stocks (cost -- $21,111,069).........................   28,949,164
                                                                     -----------

PAINEWEBBER UTILITY INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 CORPORATE BONDS -- 8.64%
 CABLE -- 2.05%
    $550   TCI Communications,
            Inc....................         03/31/27           9.650%     $   712,187
                                                                          -----------
 ELECTRIC UTILITIES -- 3.41%
     639   Georgia Power Co........         02/01/23           7.950          670,618
     500   Texas Utilities Electric
            Capital................         01/30/37           8.175          512,735
                                                                          -----------
                                                                            1,183,353
                                                                          -----------
 ENTERTAINMENT -- 0.65%
     200   Time Warner Inc.........         01/15/08           7.480          225,416
                                                                          -----------
 PUBLISHING -- 2.53%
     800   News America Holdings
            Inc. ..................   12/01/95 to 10/17/96 7.900 to 8.250     876,383
                                                                          -----------
 Total Corporate Bonds (cost --
   $2,679,788)......................                                        2,997,339
                                                                          -----------
 CONVERTIBLE BONDS -- 2.28%
 CABLE -- 2.28%
     650   International Cabletel
            Inc.+ (cost --
             $650,000).............         06/15/08           7.000          792,188
                                                                          -----------
 REPURCHASE AGREEMENTS -- 6.49%
   1,250   Repurchase Agreement
            dated 09/30/98 with SG
            Warburg, collateralized
            by 746,000 U.S.
            Treasury Bonds, 11.250%
            due 02/15/15 (value --
             $1,276,593) proceeds:
            $1,250,191.............         10/01/98           5.500        1,250,000
   1,000   Repurchase Agreement
            dated 09/30/98 with JP
            Morgan Securities,
            collateralized by
            950,000 U.S Treasury
            Notes, 6.250% due
            10/31/01 (value --
             $1,020,063) proceeds:
            $1,000,146.............         10/01/98           5.250        1,000,000
                                                                          -----------
 Total Repurchase Agreements
  (cost -- $2,250,000)..............                                        2,250,000
                                                                          -----------
 Total Investments (cost --
   $26,690,857) -- 100.88%..........                                       34,988,691
 Liabilities in excess of other as-
  sets -- (0.88)%...................                                        (306,390)
                                                                          -----------
 Net Assets -- 100.00%..............                                      $34,682,301
                                                                          ===========

---------
* NON-INCOME PRODUCING SECURITY
+ SECURITY EXEMPT FROM REGISTRATION UNDER 144A OF THE SECURITIES ACT OF 1933.
  THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 1998 (UNAUDITED)

                                                       FINANCIAL     UTILITY
                                                        SERVICES     INCOME
                                                      GROWTH FUND     FUND
                                                      ------------ -----------
ASSETS:
Investments in securities, at value (cost--
 $438,206,044 and $26,690,857, respectively)........  $472,213,117 $34,988,691
Investments of cash collateral received for
 securities loaned, at value (cost -- $11,192,931
 and $0, respectively)..............................    11,192,931     --
Receivable for fund shares sold.....................     1,363,385      11,868
Receivable for investments sold.....................     1,328,156     --
Dividends and interest receivable...................       576,673     135,680
Other assets........................................        89,230      80,505
                                                      ------------ -----------
Total assets........................................   486,763,492  35,216,744
                                                      ------------ -----------
LIABILITIES:
Cash collateral for securities loaned...............    11,192,931     --
Dividend payable....................................      --           219,825
Payable for fund shares repurchased.................       704,012     131,444
Payable to affiliates...............................       600,293      42,474
Accrued expenses and other liabilities..............        55,558     140,700
                                                      ------------ -----------
Total liabilities...................................    12,552,794     534,443
                                                      ------------ -----------
NET ASSETS:
Capital Stock/Beneficial Interest shares of $0.001
 par value outstanding..............................   423,648,875  28,156,347
Accumulated net investment income...................     3,131,092       4,681
Accumulated net realized gains (losses) from
 investments........................................    13,423,658  (1,776,561)
Net unrealized appreciation of investments..........    34,007,073   8,297,834
                                                      ------------ -----------
Net assets..........................................  $474,210,698 $34,682,301
                                                      ============ ===========
CLASS A:
Net assets..........................................  $196,914,376 $ 7,480,534
                                                      ------------ -----------
Shares outstanding..................................     6,953,700     557,074
                                                      ------------ -----------
Net asset and redemption value per share............        $28.32      $13.43
                                                            ======      ======
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price)......        $29.65      $14.06
                                                            ======      ======
CLASS B:
Net assets..........................................  $197,793,526 $19,561,443
                                                      ------------ -----------
Shares outstanding..................................     7,214,725   1,456,237
                                                      ------------ -----------
Net asset value and offering price per share........        $27.42      $13.43
                                                            ======      ======
CLASS C:
Net assets..........................................  $ 76,258,847 $ 7,631,389
                                                      ------------ -----------
Shares outstanding..................................     2,786,038     568,878
                                                      ------------ -----------
Net asset value and offering price per share........        $27.37      $13.41
                                                            ======      ======
CLASS Y:
Net assets..........................................  $  3,243,949 $     8,935
                                                      ------------ -----------
Shares outstanding..................................       114,418         666
                                                      ------------ -----------
Net asset value, offering price and redemption value
 per share..........................................        $28.35      $13.42
                                                            ======      ======

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENTS OF           FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)
OPERATIONS

                                                   FINANCIAL     UTILITY
                                                    SERVICES      INCOME
                                                  GROWTH FUND      FUND
                                                  ------------  ----------
INVESTMENT INCOME:
Dividends (net of withholding tax)............... $  4,625,344  $  700,364
Interest.........................................    1,685,181     190,452
                                                  ------------  ----------
                                                     6,310,525     890,816
                                                  ------------  ----------
EXPENSES:
Investment advisory and administration fees......    1,815,554     122,279
Service fees--Class A............................      276,551       9,487
Service and distribution fees--Class B...........    1,082,244      99,102
Service and distribution fees--Class C...........      394,640      37,623
Transfer agency and service fees.................      171,789      18,264
Custody and accounting...........................      155,619      11,546
Federal and state registration fees..............       82,705      27,810
Reports and notices to shareholders..............       35,868      10,564
Legal and audit..................................       31,110      33,765
Directors/Trustees' fees.........................        5,250       5,250
Amortization of organizational expenses..........          --        7,099
Other expenses...................................       14,210       5,636
                                                  ------------  ----------
                                                     4,065,540     388,425
                                                  ------------  ----------
NET INVESTMENT INCOME............................    2,244,985     502,391
                                                  ------------  ----------
REALIZED AND UNREALIZED GAINS/LOSSES FROM
 INVESTMENT TRANSACTIONS:
Net realized gains from investment transactions..    7,977,434   2,081,689
Net change in unrealized
 appreciation/depreciation of investments........  (99,399,036) (3,098,370)
                                                  ------------  ----------
NET REALIZED AND UNREALIZED LOSSES FROM
 INVESTMENT TRANSACTIONS.........................  (91,421,602) (1,016,681)
                                                  ------------  ----------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...................................... $(89,176,617) $ (514,290)
                                                  ============  ==========



                 See accompanying notes to financial statements

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE
                                                    SIX MONTHS
                                                       ENDED         FOR THE
                                                   SEPTEMBER 30,   YEAR ENDED
                                                       1998         MARCH 31,
                                                    (UNAUDITED)       1998
                                                   -------------  -------------
FROM OPERATIONS:
Net investment income............................  $  2,244,985   $   1,940,220
Net realized gains from investment transactions..     7,977,434      14,829,192
Net change in unrealized
 appreciation/depreciation of investments........   (99,399,036)     91,444,229
                                                   ------------   -------------
Net increase(decrease) in net assets resulting
 from operations.................................   (89,176,617)    108,213,641
                                                   ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A...................           --       (1,011,267)
Net investment income--Class B...................           --         (359,882)
Net investment income--Class C...................           --         (124,042)
Net investment income--Class Y...................           --              --
Net realized gains from investment transactions--
 Class A.........................................           --       (7,772,773)
Net realized gains from investment transactions--
 Class B.........................................           --       (6,470,964)
Net realized gains from investment transactions--
 Class C.........................................           --       (2,101,970)
Net realized gains from investment transactions--
 Class Y.........................................           --              --
                                                   ------------   -------------
Total dividends and distributions to
 shareholders....................................           --      (17,840,898)
                                                   ------------   -------------
FROM CAPITAL STOCK TRANSACTIONS:
Net proceeds from the sale of shares.............   248,284,367     400,986,234
Cost of shares repurchased.......................  (156,998,530)   (174,767,137)
Proceeds from dividends reinvested...............           --       15,912,449
                                                   ------------   -------------
Net increase in net assets from capital stock
 transactions....................................    91,285,837     242,131,546
                                                   ------------   -------------
Net increase in net assets.......................     2,109,220     332,504,289
NET ASSETS:
Beginning of period..............................   472,101,478     139,597,189
                                                   ------------   -------------
End of period (including undistributed net
 investment income of
 $3,131,092 and $886,107, respectively)..........  $474,210,698   $ 472,101,478
                                                   ============   =============



                 See accompanying notes to financial statements

PAINEWEBBER UTILITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE
                                                      SIX MONTHS
                                                         ENDED       FOR THE
                                                     SEPTEMBER 30,  YEAR ENDED
                                                         1998       MARCH 31,
                                                      (UNAUDITED)      1998
                                                     ------------- ------------
FROM OPERATIONS:
Net investment income..............................   $   502,391  $    701,190
Net realized gains from investment transactions....     2,081,689     1,915,598
Net change in unrealized appreciation/depreciation
 of investments....................................    (3,098,370)    8,396,302
                                                      -----------  ------------
Net increase (decrease) in net assets resulting
 from operations...................................      (514,290)   11,013,090
                                                      -----------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A.....................      (125,288)     (191,756)
Net investment income--Class B.....................      (249,742)     (438,848)
Net investment income--Class C.....................      (100,805)     (159,880)
Net investment income--Class Y.....................           (76)          --
                                                      -----------  ------------
Total dividends to shareholders....................      (475,911)     (790,484)
                                                      -----------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...............     2,514,604    15,590,114
Cost of shares repurchased.........................    (4,186,389)  (23,344,027)
Proceeds from dividends reinvested.................       190,047       667,446
                                                      -----------  ------------
Net decrease in net assets from beneficial interest
 transactions......................................    (1,481,738)   (7,086,467)
                                                      -----------  ------------
Net increase (decrease) in net assets..............    (2,471,939)    3,136,139
NET ASSETS:
Beginning of period................................    37,154,240    34,018,101
                                                      -----------  ------------
End of period (including undistributed net
 investment income of $4,681 at September 30,
 1998).............................................   $34,682,301  $ 37,154,240
                                                      ===========  ============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Financial Services Growth Fund Inc. ("Financial Services Growth Fund") and PaineWebber Utility Income Fund ("Utility Income Fund") (collective-ly, the "Funds") are registered with the Securities and Exchange Commission un-der the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Financial Services Growth Fund was incorpo-rated in the state of Maryland on February 13, 1986, and Utility Income Fund is a series of PaineWebber Managed Investments Trust (the "Trust") which was orga-nized under Massachusetts law by a Declaration of Trust dated November 21, 1986. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Funds commenced operations.

 Each Fund offers Class A, Class B, Class C and Class Y shares. Each class rep-resents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addi-tion, Class B shares and all corresponding reinvested dividend shares automati-cally convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has ex-clusive voting rights with respect to its service and/or distribution plan, if any.

 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

 Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Man-agement Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administra-tor and distributor of the Funds. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are val-ued at the last available sales price, or last bid price available if no sale occurs on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair values of the securities in the judgement of Mitch-ell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securi-ties or similar securities received from recognized dealers in those securi-ties. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quotations are not readily available including restricted securities subject to limitations as to their sale are valued at fair value as determined in good faith by, or under the direction of, the Fund's/Trust's Board of Directors/Trustees.

 Repurchase Agreements--Each Fund's custodian takes possession of the collat-eral pledged for investments in repurchase agreements. The underlying collat-eral is valued daily on a mark-to-market basis to ensure that the value, in-cluding accrued interest, is at least equal to the repurchase price. In the event

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) of default of the obligation to repurchase, each Fund has the right to liqui-date the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint re-purchase agreement transactions with other funds managed by Mitchell Hutchins.

 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to in-terest income and the identified costs of investments.

 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex- dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differ-ence are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary dif-ferences do not require reclassification.

CONCENTRATION OF RISK

 Financial Services Growth Fund invests primarily in equity securities of fi-nancial services companies and Utility Income Fund invests primarily in securi-ties of utility companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of each Fund's invest-ments. In addition, each Fund's ability to invest in U.S. dollar-denominated foreign equity securities and ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

 Each Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as in-vestment adviser and administrator of the Funds. In accordance with the Advi-sory Contracts, Financial Services Growth Fund and Utility Income Fund pay Mitchell Hutchins an investment advisory and administration fee, which is ac-crued daily and paid monthly, at the annual rate of 0.70% of each Funds' aver-age daily net assets. At September 30, 1998, Financial Services Growth Fund and Utility Income Fund owed Mitchell Hutchins $272,039, and $19,180, respectively, in investment advisory and administration fees.

 For the six months ended September 30, 1998, Financial Services Growth Fund and the Utility Income Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DISTRIBUTION PLANS

 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at an an-nual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 1998, Financial Services Growth Fund and Utility Income Fund owed Mitchell Hutchins $264,509 and $22,951, respectively, in service and distribution fees.

 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the six months ended September 30, 1998, it earned $705,225 and $15,711 in sales charges for the Financial Services Growth Fund and Utility Income Fund, respec-tively.

SECURITY LENDING

 Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government se-curities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accord-ingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in re-covery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in inter-est income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the bor-rower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, which received compensation from the Funds for the six months ended September 30, 1998 as follows:

       Financial Services Growth Fund............. $5,167
       Utility Income Fund........................ $2,138

 At September 30, 1998, Financial Services Growth Fund and the Utility Income Fund owed PaineWebber $711 and $343, respectively, in security lending fees.

 As of September 30, 1998, the Financial Services Growth Fund's custodian held cash and/or cash equivalents having an aggregate value of $11,192,931 as col-lateral for portfolio securities loaned having a market value of $10,454,615. The cash collateral was invested in the following money market funds:

 NUMBER OF
   SHARES                                            VALUE
 ----------                                       -----------
 11,093,413 Liquid Assets Portfolio............   $11,093,413
 90,604     Prime Portfolio....................        90,604
 8,032      TempCash Portfolio.................         8,032
 882        TempFund Portfolio.................           882
                                                  -----------
 Total investments of cash collateral received
  for securities loaned (cost--$11,192,931)       $11,192,931
                                                  ===========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

BANK LINE OF CREDIT

 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended September 30, 1998, the Funds did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

 PaineWebber provides certain transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months ended September 30, 1998, PaineWebber received from PFPC, Inc., not the Funds, approximately 50% and 55% for Financial Services Growth Fund and Utility Income Fund, respectively, of the total service fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

 For federal income tax purposes, the cost of securities owned at September 30, 1998 was substantially the same as the cost of securities for financial state-ment purposes.

 At September 30, 1998, the components of net unrealized appreciation of in-vestments were as follows:

                                                       FINANCIAL
                                                        SERVICES     UTILITY
                                                         GROWTH       INCOME
                                                          FUND         FUND
                                                      ------------  ----------
Gross appreciation (investments having an excess of
 value over cost).................................... $ 62,246,878  $8,856,789
Gross depreciation (investments having an excess of
 cost over value)....................................  (28,239,805)   (558,955)
                                                      ------------  ----------
Net unrealized appreciation of investments........... $ 34,007,073  $8,297,834
                                                      ============  ==========

 For the six months ended September 30, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as fol-lows:

                                                          FINANCIAL
                                                           SERVICES    UTILITY
                                                            GROWTH      INCOME
                                                             FUND        FUND
                                                         ------------ ----------
Purchases............................................... $180,549,222 $4,654,327
Sales................................................... $ 92,220,966 $7,135,788

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS

 The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

 At March 31, 1998, Utility Income Fund had a net capital loss carryforward of $3,858,250 which will expire by March 31, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CAPITAL STOCK/BENEFICIAL INTEREST

 There are 300 million shares of $0.001 par value common stock authorized for the Financial Services Growth Fund. Transactions in common stock were as fol-lows:

                          CLASS A                  CLASS B                   CLASS C                CLASS Y
                  ------------------------  -----------------------  ------------------------  -------------------
                    SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT     SHARES     AMOUNT
                  ----------  ------------  ---------  ------------  ----------  ------------  -------  ----------
FINANCIAL SERVICES GROWTH FUND
FOR THE SIX MONTHS ENDED SEPTEMBER
 30, 1998
Shares sold.....   3,564,820  $115,807,272  2,285,662  $ 72,708,890   1,754,735  $ 55,721,524  123,859  $4,046,681
Shares
 repurchased....  (3,044,080)  (97,665,289)  (969,347)  (29,874,877)   (928,177)  (29,160,056)  (9,495)   (298,308)
Shares converted
 from Class B to
 Class A........     181,124     5,855,748   (186,616)   (5,855,748)     --           --         --         --
Dividends
 reinvested.....      --           --          --           --           --           --         --         --
                  ----------  ------------  ---------  ------------  ----------  ------------  -------  ----------
Net increase....     701,864  $ 23,997,731  1,129,699  $ 36,978,265     826,558  $ 26,561,468  114,364  $3,748,373
                  ==========  ============  =========  ============  ==========  ============  =======  ==========
FOR THE YEAR ENDED
 MARCH 31, 1998
Shares sold.....   5,407,560  $158,699,017  5,117,213  $148,855,573   3,254,668  $ 93,429,844       54  $    1,800
Shares
 repurchased....  (3,295,366)  (96,214,614)  (827,002)  (23,973,587) (1,909,873)  (54,578,936)   --         --
Shares converted
 from Class B to
 Class A........     230,973     6,872,851   (237,222)   (6,872,851)     --           --         --         --
Dividends
 reinvested.....     249,050     7,491,415    213,881     6,266,712      73,652     2,154,322    --         --
                  ----------  ------------  ---------  ------------  ----------  ------------  -------  ----------
Net increase....   2,592,217  $ 76,848,669  4,266,870  $124,275,847   1,418,447  $ 41,005,230       54  $    1,800
                  ==========  ============  =========  ============  ==========  ============  =======  ==========
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Utility Income Fund. Transactions in shares of beneficial interest were as follows:
                          CLASS A                  CLASS B                   CLASS C                CLASS Y
                  ------------------------  -----------------------  ------------------------  -------------------
                    SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT     SHARES     AMOUNT
                  ----------  ------------  ---------  ------------  ----------  ------------  -------  ----------
UTILITY INCOME
 FUND
FOR THE SIX MONTHS ENDED SEPTEMBER
 30, 1998
Shares sold.....      10,653  $    142,022     57,652  $    754,918     120,280  $  1,609,310      666  $    8,354
Shares
 repurchased....     (45,737)     (607,777)  (153,225)   (2,033,767)   (115,990)   (1,544,845)   --         --
Shares converted
 from Class B to
 Class A........      18,648       249,762    (18,645)     (249,762)     --           --         --         --
Dividends
 reinvested.....       3,825        51,033      7,305        97,449       3,118        41,565    --         --
                  ----------  ------------  ---------  ------------  ----------  ------------  -------  ----------
Net increase
 (decrease).....     (12,611) $   (164,960)  (106,913) $ (1,431,162)      7,408  $    106,030      666  $    8,354
                  ==========  ============  =========  ============  ==========  ============  =======  ==========
FOR THE YEAR
 ENDED MARCH 31,
 1998
Shares sold.....      98,175  $  1,159,314    124,629  $  1,530,954   1,084,440  $ 12,899,846
Shares
 repurchased....    (198,661)   (2,252,444)  (594,162)   (6,745,575) (1,211,968)  (14,346,008)
Shares converted
 from Class B to
 Class A........      63,785       757,256    (63,778)     (757,256)     --           --
Dividends
 reinvested.....      14,319       167,830     31,301       364,143      11,616       135,473
                  ----------  ------------  ---------  ------------  ----------  ------------
Net decrease....     (22,382) $   (168,044)  (502,010) $ (5,607,734)   (115,912) $ (1,310,689)
                  ==========  ============  =========  ============  ==========  ============

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          ----------------------------------------------------------------
                             FOR THE
                           SIX MONTHS
                              ENDED
                          SEPTEMBER 30,      FOR THE YEARS ENDED MARCH 31,
                              1998      --------------------------------------------
                           (UNAUDITED)    1998     1997     1996     1995     1994
                          ------------- --------  -------  -------  -------  -------
Net asset value,
 beginning of period....      $33.56      $23.41   $21.16   $17.11   $16.92   $19.45
                            --------    --------  -------  -------  -------  -------
Net investment income...        0.19        0.20     0.18     0.30     0.25     0.15
Net realized and
 unrealized gains
 (losses) from
 investments............       (5.43)      11.75     5.69     6.25     1.34    (0.76)
                            --------    --------  -------  -------  -------  -------
Net increase (decrease)
 from investment
 operations.............       (5.24)      11.95     5.87     6.55     1.59    (0.61)
                            --------    --------  -------  -------  -------  -------
Dividends from net
 investment income......         --        (0.21)   (0.23)   (0.29)   (0.13)   (0.08)
Distributions from net
 realized gains from
 investment
 transactions...........         --        (1.59)   (3.39)   (2.21)   (1.27)   (1.84)
                            --------    --------  -------  -------  -------  -------
Total dividends and
 distributions..........         --        (1.80)   (3.62)   (2.50)   (1.40)   (1.92)
                            --------    --------  -------  -------  -------  -------
Net asset value, end of
 period.................      $28.32      $33.56   $23.41   $21.16   $17.11   $16.92
                            ========    ========  =======  =======  =======  =======
Total investment return
 (1)....................      (15.61)%     51.92%   28.72%   39.02%   10.22%   (3.14)%
                            ========    ========  =======  =======  =======  =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $196,914    $209,818  $85,661  $64,003  $49,295  $48,032
Expenses to average net
 assets.................        1.13%*      1.17%    1.52%    1.37%    1.45%    1.44%
Net investment income to
 average net assets.....        1.31%*      1.12%    0.90%    1.50%    1.40%    0.76%
Portfolio turnover......          21%         23%      40%      53%      14%      22%

---------
* ANNUALIZED
+ COMMENCEMENT OF ISSUANCE OF SHARES
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF SALES CHARGES OR PROGRAM FEES WERE INCLUDED. TOTAL INVESTMENT RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

                            CLASS B                                                    CLASS C
---  ----------------------------------------------------------   ------------------------------------------------------
        FOR THE                                                      FOR THE
      SIX MONTHS                                                   SIX MONTHS
         ENDED                                                        ENDED
     SEPTEMBER 30,      FOR THE YEARS ENDED MARCH 31,             SEPTEMBER 30,    FOR THE YEARS ENDED MARCH 31,
---      1998      --------------------------------------------       1998      ----------------------------------------
      (UNAUDITED)    1998     1997     1996     1995     1994      (UNAUDITED)   1998     1997     1996    1995    1994
---  ------------- --------  -------  -------  -------  -------   ------------- -------  -------  ------  ------  ------
         $32.62      $22.87   $20.75   $16.85   $16.71   $19.34       $32.56     $22.84   $20.75  $16.86  $16.71  $19.34
       --------    --------  -------  -------  -------  -------      -------    -------  -------  ------  ------  ------
           0.08        0.09     0.04     0.13     0.11     0.02         0.08       0.12     0.06    0.12    0.11    0.01
          (5.28)      11.34     5.53     6.16     1.33    (0.75)       (5.27)     11.28     5.51    6.16    1.33   (0.73)
       --------    --------  -------  -------  -------  -------      -------    -------  -------  ------  ------  ------
          (5.20)      11.43     5.57     6.29     1.44    (0.73)       (5.19)     11.40     5.57    6.28    1.44   (0.72)
       --------    --------  -------  -------  -------  -------      -------    -------  -------  ------  ------  ------
            --        (0.09)   (0.06)   (0.18)   (0.03)   (0.06)         --       (0.09)   (0.09)  (0.18)  (0.02)  (0.07)
            --        (1.59)   (3.39)   (2.21)   (1.27)   (1.84)         --       (1.59)   (3.39)  (2.21)  (1.27)  (1.84)
       --------    --------  -------  -------  -------  -------      -------    -------  -------  ------  ------  ------
            --        (1.68)   (3.45)   (2.39)   (1.30)   (1.90)         --       (1.68)   (3.48)  (2.39)  (1.29)  (1.91)
       --------    --------  -------  -------  -------  -------      -------    -------  -------  ------  ------  ------
         $27.42      $32.62   $22.87   $20.75   $16.85   $16.71       $27.37     $32.56   $22.84  $20.75  $16.86  $16.71
       ========    ========  =======  =======  =======  =======      =======    =======  =======  ======  ======  ======
         (15.94)%     50.80%   27.74%   37.97%    9.37%   (3.83)%     (15.94)%    50.76%   27.74%  37.92%   9.34%  (3.76)%
       ========    ========  =======  =======  =======  =======      =======    =======  =======  ======  ======  ======
       $197,794    $198,473  $41,579  $28,147  $16,368  $11,517      $76,259    $63,809  $12,357  $6,989  $4,160  $4,370
           1.90%*      1.92%    2.27%    2.12%    2.22%    2.16%        1.90%*     1.92%    2.28%   2.14%   2.23%   2.17%
           0.53%*      0.37%    0.15%    0.74%    0.67%    0.05%        0.51%*     0.36%    0.15%   0.72%   0.61%   0.03%
             21%         23%      40%      53%      14%      22%          21%        23%      40%     53%     14%     22%
                 CLASS Y
---- -------------------------------
        FOR THE
      SIX MONTHS
         ENDED
     SEPTEMBER 30,  FOR THE PERIOD
----     1998       MARCH 30, 1998+
      (UNAUDITED)  TO MARCH 31, 1998
---- ------------- -----------------
        $33.56          $33.22
     ------------- -----------------
          0.13            0.00
         (5.34)           0.34
     ------------- -----------------
         (5.21)           0.34
     ------------- -----------------
           --             0.00
           --             0.00
     ------------- -----------------
           --             0.00
     ------------- -----------------
        $28.35          $33.56
     ============= =================
        (15.52)%          1.02%
     ============= =================
        $3,244              $2
          0.88%*          0.80%*
          1.42%*          0.00%*
            21%             23%

PAINEWEBBER UTILITY INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                         CLASS A
                          ----------------------------------------------------------------------------
                             FOR THE
                           SIX MONTHS      FOR THE        FOR THE    FOR THE YEARS      FOR THE PERIOD
                              ENDED      YEARS ENDED    FOUR MONTHS      ENDED          JULY 2, 1993+
                          SEPTEMBER 30,   MARCH 31,        ENDED     NOVEMBER 30,             TO
                              1998      --------------   MARCH 31,  -----------------    NOVEMBER 30,
                           (UNAUDITED)   1998    1997      1996      1995      1994          1993
                          ------------- ------  ------  ----------- -------   -------   --------------
Net asset value,
 beginning of period....     $13.79     $10.20  $ 9.76    $ 9.77     $ 8.31    $ 9.66       $10.00
                             ------     ------  ------    ------    -------   -------      -------
Net investment income...       0.23       0.33    0.34      0.15       0.47      0.48         0.20
Net realized and
 unrealized gains
 (losses) from
 investments............      (0.37)      3.61    0.41       --        1.44     (1.31)       (0.39)
                             ------     ------  ------    ------    -------   -------      -------
Net increase (decrease)
 from investment
 operations.............      (0.14)      3.94    0.75      0.15       1.91     (0.83)       (0.19)
                             ------     ------  ------    ------    -------   -------      -------
Dividends from net
 investment income......      (0.22)     (0.35)  (0.31)    (0.16)     (0.45)    (0.52)       (0.15)
                             ------     ------  ------    ------    -------   -------      -------
Net asset value, end of
 period.................     $13.43     $13.79  $10.20    $ 9.76     $ 9.77    $ 8.31       $ 9.66
                             ======     ======  ======    ======    =======   =======      =======
Total investment return
 (1)....................      (1.00)%    39.15%   7.83%     1.46%     23.64%    (8.76)%      (1.95)%
                             ======     ======  ======    ======    =======   =======      =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........     $7,481     $7,856  $6,039    $9,416    $10,750   $12,532      $16,224
Expenses to average net
 assets, net of waivers
 from adviser...........       1.63%*     1.92%   1.93%     1.09%*     1.49%     1.58%        1.55%*
Expenses to average net
 assets, before waivers
 from adviser...........       1.63%*     1.92%   2.00%     1.44%*     1.49%     1.58%        1.55%*
Net investment income to
 average net assets, net
 of waivers from
 adviser................       3.45%*     2.77%   3.27%     4.26%*     5.13%     5.49%        5.38%*
Net investment income to
 average net assets,
 before waivers from
 adviser................       3.45%*     2.77%   3.20%     3.91%*     5.13%     5.49%        5.38%*
Portfolio turnover......         14%        10%     41%       21%        30%       92%          13%

---------
 * ANNUALIZED
 + COMMENCEMENT OF OPERATIONS
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES, AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES; RESULTS WOULD BE LOWER IF SALES CHARGES OR PROGRAM FEES WERE INCLUDED. TOTAL INVESTMENT RETURNS FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

                                CLASS B
------------------------------------------------------------------------------
   FOR THE
 SIX MONTHS        FOR THE         FOR THE    FOR THE YEARS     FOR THE PERIOD
    ENDED        YEARS ENDED     FOUR MONTHS      ENDED         JULY 2, 1993+
SEPTEMBER 30,     MARCH 31,         ENDED     NOVEMBER 30,            TO
    1998       ----------------   MARCH 31,  ----------------    NOVEMBER 30,
 (UNAUDITED)    1998     1997       1996      1995     1994          1993
-------------  -------  -------  ----------- -------  -------   --------------
    $13.79      $10.20   $ 9.75     $ 9.77    $ 8.31   $ 9.65       $10.00
   -------     -------  -------    -------   -------  -------      -------
      0.18        0.25     0.26       0.12      0.40     0.42         0.17
     (0.37)       3.60     0.42      (0.01)     1.45    (1.31)       (0.39)
   -------     -------  -------    -------   -------  -------      -------
     (0.19)       3.85     0.68       0.11      1.85    (0.89)       (0.22)
   -------     -------  -------    -------   -------  -------      -------
     (0.17)      (0.26)   (0.23)     (0.13)    (0.39)   (0.45)       (0.13)
   -------     -------  -------    -------   -------  -------      -------
    $13.43      $13.79   $10.20     $ 9.75    $ 9.77   $ 8.31       $ 9.65
   =======     =======  =======    =======   =======  =======      =======
     (1.38)%     38.13%    7.05%      1.10%    22.73%   (9.35)%      (2.29)%
   =======     =======  =======    =======   =======  =======      =======
   $19,561     $21,562  $21,071    $34,765   $37,554  $37,156      $45,382
      2.39%*      2.68%    2.69%      1.85%*    2.23%    2.33%        2.29%*
      2.39%*      2.68%    2.76%      2.20%*    2.23%    2.33%        2.29%*
      2.73%*      2.05%    2.51%      3.51%*    4.37%    4.72%        4.67%*
      2.73%*      2.05%    2.44%      3.16%*    4.37%    4.72%        4.67%*
        14%         10%      41%        21%       30%      92%          13%

PAINEWEBBER UTILITY INCOME FUND
FINANCIAL HIGHLIGHTS (CONCLUDED)


                                                         CLASS C                                         CLASS Y
                          --------------------------------------------------------------------------- --------------
                             FOR THE                                                                  FOR THE PERIOD
                           SIX MONTHS      FOR THE        FOR THE    FOR THE YEARS     FOR THE PERIOD SEPTEMBER 10,
                              ENDED      YEARS ENDED    FOUR MONTHS      ENDED         JULY 2, 1993+    1998++ TO
                          SEPTEMBER 30,   MARCH 31,        ENDED     NOVEMBER 30,            TO       SEPTEMBER 30,
                              1998      --------------   MARCH 31,  ----------------    NOVEMBER 30,       1998
                           (UNAUDITED)   1998    1997      1996      1995     1994          1993       (UNAUDITED)
                          ------------- ------  ------  ----------- -------  -------   -------------- --------------
Net asset value,
 beginning of period....     $13.78     $10.20  $ 9.75     $ 9.77    $ 8.31   $ 9.65       $10.00         $12.55
                             ------     ------  ------    -------   -------  -------      -------         ------
Net investment income...       0.17       0.23    0.25       0.12      0.40     0.42         0.16           0.02
Net realized and
 unrealized gains
 (losses) from
 investments............      (0.37)      3.61    0.43      (0.01)     1.45    (1.31)       (0.38)          0.96
                             ------     ------  ------    -------   -------  -------      -------         ------
Net increase (decrease)
 from investment
 operations.............      (0.20)      3.84    0.68       0.11      1.85    (0.89)       (0.22)          0.98
                             ------     ------  ------    -------   -------  -------      -------         ------
Dividends from net
 investment income......      (0.17)     (0.26)  (0.23)     (0.13)    (0.39)   (0.45)       (0.13)         (0.11)
                             ------     ------  ------    -------   -------  -------      -------         ------
Net asset value, end of
 period.................     $13.41     $13.78  $10.20     $ 9.75    $ 9.77   $ 8.31       $ 9.65         $13.42
                             ======     ======  ======    =======   =======  =======      =======         ======
Total investment return
 (1)....................      (1.43)%    38.09%   7.06%      1.10%    22.71%   (9.36)%      (2.28)%         7.84%
                             ======     ======  ======    =======   =======  =======      =======         ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........     $7,631     $7,736  $6,909    $11,072   $12,222  $13,922      $17,866             $9
Expenses to average net
 assets, net of waivers
 from adviser...........       2.39%*     2.68%   2.70%      1.85%*    2.24%    2.32%        2.29%*         1.38%*
Expenses to average net
 assets, before waivers
 from adviser...........       2.39%*     2.68%   2.76%      2.20%*    2.24%    2.32%        2.29%*         1.38%*
Net investment income to
 average net assets, net
 of waivers from
 adviser................       2.69%*     1.99%   2.51%      3.50%*    4.37%    4.69%        4.67%*         2.24%*
Net investment income to
 average net assets,
 before waivers from
 adviser................       2.69%*     1.99%   2.44%      3.15%*    4.37%    4.69%        4.67%*         2.24%*
Portfolio turnover......         14%        10%     41%        21%       30%      92%          13%            14%

---------
 * ANNUALIZED
 + COMMENCEMENT OF OPERATIONS
++ COMMENCEMENT OF ISSUANCE OF SHARES
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES, AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF SALES CHARGES OR PROGRAM FEES WERE INCLUDED. TOTAL INVESTMENT RETURNS FOR PERIODS OF LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

                                                               SEMIANNUAL REPORT

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.          Mary C. Farrell
Chairman

                                Meyer Feldberg

Margo N. Alexander              George W. Gowen

Richard Q. Armstrong            Frederic V. Malek

Richard R. Burt                 Carl W. Schafer



PRINCIPAL OFFICERS

Margo N. Alexander              Julieanna M. Berry
President                       Vice President

Victoria E. Schonfeld           Karen L. Finkel
Vice President                  Vice President

Dianne E. O'Donnell             James F. Keegan
Vice President and Secretary    Vice President

Paul H. Schubert
Vice President and Treasurer


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019





This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

 .  High Income Fund
 .  Investment Grade Income Fund
 .  Low Duration U.S. Government Income Fund
 .  Strategic Income Fund
 .  U.S. Government Income Fund

TAX-FREE BOND FUNDS

 .  California Tax-Free Income Fund
 .  Municipal High Income Fund
 .  National Tax-Free Income Fund
 .  New York Tax-Free Income Fund

STOCK FUNDS

 .  Financial Services Growth Fund
 .  Growth Fund
 .  Growth and Income Fund
 .  Mid Cap Fund
 .  Small Cap Fund
 .  S&P 500 Index Fund
 .  Tax-Managed Equity Fund
 .  Utility Income Fund

ASSET ALLOCATION FUNDS

 .  Balanced Fund
 .  Tactical Allocation Fund

GLOBAL FUNDS

 .  Asia Pacific Growth Fund
 .  Emerging Markets Equity Fund
 .  Global Equity Fund
 .  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

 .  Aggressive Portfolio
 .  Moderate Portfolio
 .  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                  PainWebber

        (C)1998 PaineWebber Incorporated
                  Member SIPC


       PainWebber

-------------------------------

FINANCIAL

SERVICES

GROWTH FUND INC.


UTILITY
INCOME FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 1998